Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	2022	2021
Net loss for the year before taxes	$(38,100,312)	$(25,434,376)
Statutory Canadian corporate tax rate	27.0%	27.0%
Anticipated tax recovery	$(10,287,084)	$(6,867,282)
Non-deductible items and other differences	2,504,683	1,843,110
Change in unrecognized tax benefits	7,782,401	5,024,172
Actual income tax provision (recovery)	$—	$—

Schedule of significant components of the deferred tax assets and liabilities

	2022	2021
Non-capital loss carry forwards	$13,619,710	$8,119,908
Capital assets	5,489,443	2,979,317
Lease Liability	79,810	—
Mineral property interests	1,867,068	1,765,416
Share issue costs	631,580	871,412
	21,687,611	13,736,053
Unrecognized deferred tax assets	(21,687,611)	(13,736,053)
Net deferred income tax assets	$—	$—